Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Income (Loss) before provision for income taxes and (income) loss attributable to noncontrolling interest [Abstract]
U.S. operations	$ 1,822	$ 17,541	$ 73,859
Non-U.S. operations	31,789	(34,616)	12,777
Income (loss) before provision for income taxes	33,611	(17,075)	86,636
Current [Abstract]
Federal	(1,502)	3,120	13,506
State	1,428	696	1,996
Foreign	4,048	2,459	3,946
Total current	3,974	6,275	19,448
Deferred [Abstract]
Federal	(1,807)	2,440	8,257
State	3,875	(5,568)	1,244
Foreign	1,663	(413)	(189)
Total deferred	3,731	(3,541)	9,312
Total provision for income taxes	7,705	2,734	28,760
Effective income tax rate reconciliation [Abstract]
Federal statutory rate (in hundredths)	35.00%	35.00%	35.00%
State taxes, net of federal benefit (in hundredths)	2.50%	7.50%	2.40%
Bargain purchase gain (in hundredths)	(30.80%)	0.00%	0.00%
Foreign rate differential (in hundredths)	0.50%	(9.00%)	(1.80%)
Change in valuation allowance (in hundredths)	16.00%	3.40%	1.10%
Goodwill and other asset impairment (in hundredths)	0.00%	(57.40%)	0.00%
Domestic production activities deduction (in hundredths)	0.00%	1.70%	(1.90%)
Step acquisition (in hundredths)	0.00%	9.60%	0.00%
Foreign non-deductible loss ( in hundredths)	8.50%	(10.90%)	0.20%
Uncertain tax position changes (in hundredths)	(1.00%)	(4.00%)	(0.30%)
Noncontrolling interest (in hundredths)	(4.90%)	5.30%	(1.40%)
Other (in hundredths)	(2.90%)	2.80%	(0.10%)
Effective tax rate (in hundredths)	22.90%	(16.00%)	33.20%
Deferred tax assets [Abstract]
Inventories	1,173	2,960
Accounts receivable	530	410
Accruals	8,845	11,167
Deferred revenue	52	118
Net operating losses and other carryforwards	24,114	20,069
Share-based compensation	8,414	9,745
Other	3,804	3,827
Gross deferred tax assets	46,932	48,296
Valuation allowance	(18,531)	(12,559)
Net deferred tax assets	28,401	35,737
Deferred tax liabilities [Abstract]
Fixed assets	(69,929)	(59,123)
Prepaid expenses	(1,482)	(1,615)
Other	(300)	(794)
Total deferred tax liabilities	(71,711)	(61,532)
Net deferred tax liabilities	(43,310)	(25,795)
Net operating loss carryforwards and expiration dates [Line Items]
Bargain purchase gain	29,538	0	0
Valuation Allowance [Line Items]
Valuation allowance amount	18,531	12,559
Valuation allowance, change in amount	5,972
Impairment charge		16,935
Reconciliation of unrecognized tax benefits, excluding interest and penalties [Roll Forward]
Balance at the beginning of the year	1,115	522	774
Gross increases for prior year tax positions	0	659	0
Gross decreases for prior year tax positions	0	0	(252)
Lapse in statute of limitations	(320)	(66)	0
Balance at the end of the year	795	1,115	522
Deferred taxes excess of the financial reporting basis over the tax basis in our investments in foreign subsidiaries	79,799
Interest and penalties included in uncertain tax positions liability	138	170	76
Interest and penalties recognized in income tax benefit/provison	(31)	98	42
Change in unrecognized tax benefits is reasonably possible, amount	330
Uncertain tax positions that would impact effective tax rate	795	1,115	522
Federal NOLs [Member]
Valuation Allowance [Line Items]
Valuation allowance amount	4,467	4,100
State NOLs [Member]
Valuation Allowance [Line Items]
Valuation allowance amount	861	1,145
Foreign NOLs [Member]
Valuation Allowance [Line Items]
Valuation allowance amount	9,201	6,945
Federal Credits [Member]
Valuation Allowance [Line Items]
Valuation allowance amount	236	236
State Credits [Member]
Valuation Allowance [Line Items]
Valuation allowance amount	3,766	133
Federal [Member]
Net operating loss carryforwards and expiration dates [Line Items]
Net operating loss carryforwards	27,577
Federal [Member] | Minimum [Member]
Net operating loss carryforwards and expiration dates [Line Items]
Net operating loss carryforwards, expiration dates	Jun. 30, 2024
Federal [Member] | Maximum [Member]
Net operating loss carryforwards and expiration dates [Line Items]
Net operating loss carryforwards, expiration dates	Jun. 30, 2034
State [Member]
Net operating loss carryforwards and expiration dates [Line Items]
Net operating loss carryforwards	213,818
State [Member] | Minimum [Member]
Net operating loss carryforwards and expiration dates [Line Items]
Net operating loss carryforwards, expiration dates	Jun. 30, 2015
State [Member] | Maximum [Member]
Net operating loss carryforwards and expiration dates [Line Items]
Net operating loss carryforwards, expiration dates	Jun. 30, 2033
Foreign [Member]
Net operating loss carryforwards and expiration dates [Line Items]
Net operating loss carryforwards	25,796
Foreign [Member] | Minimum [Member]
Net operating loss carryforwards and expiration dates [Line Items]
Net operating loss carryforwards, expiration dates	Jun. 30, 2015
Foreign [Member] | Maximum [Member]
Net operating loss carryforwards and expiration dates [Line Items]
Net operating loss carryforwards, expiration dates	Jun. 30, 2034
Argentina [Member]
Net operating loss carryforwards and expiration dates [Line Items]
Tax holiday benefit			$ 144